17. SUBSEQUENT EVENTS	12 Months Ended
Jan. 31, 2026
Notes
17. SUBSEQUENT EVENTS

17.SUBSEQUENT EVENTS

The Company granted 100,000 options at an exercise price of $1.30 per share for a period of 1 year and 250,000 options at an exercise price of $2.80 per share for a period of 3 years.  In May and June 2026, 358,000 shares were issued for gross proceeds of $465,400 from the exercise of options.